EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 40: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 25.5 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by a special financial report commissioned by the Ministry of Finance pursuant to this legislation.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Greek Law 3371/2005 employees hired after January 1, 2005 are insured in the singe auxiliary social security fund (“ETEAM”). The Bank pays its contributions to ETEAM since May 1, 2007.

In accordance with Greek Law 4052/2012 (GG A' 41) a new auxiliary fund called Integrated Auxiliary Pension Fund (“ETEA”) was established and started on July 1, 2012. ETEA includes, among others, ETEAM and according to transitional provisions of the same law (GG A' 256/2012), from January 1, 2013, the ETAT regarding the auxiliary schemes is mandatorily included.

In April 2006 the Bank applied under Greek Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETEA in relation to this merger.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3%. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which Finansbank, UBB, SABA, NBG Asset Management Mutual Funds, EH, NBGI Private Equity Ltd, NBGI Private Equity Funds and NBG Cyprus, also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2012 and 2013 were EUR 325 million and EUR 315 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH post-retirement and health plan were incorporated into IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

National Bank of Greece Lump Sum Benefit Plan

Up to 2013, the Bank did not contribute to the aforementioned plan. From January 1, 2014, the Bank pays contribution of 2%.

(b)       Defined Benefit Plans

Retirement indemnities

Most Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum payment based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek Law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

In accordance with Greek Law 4046/2012 and Board of Ministers' Decision (6/28.2.2012), from February 14, 2012 onwards, the employment contracts that lapse on attainment of the normal retirement age or based on the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied.

Prior to the enactment of the above Law, the Bank considered the employment contracts with its employees as finite duration contracts; therefore no provision for staff leaving indemnity was recognized.

As a result the Group concluded that based on the available evidence the obligation for the remaining population of employees under the finite employment contracts is both probable and the amount of the obligation is reasonably estimable under the provisions of Greek Law 2112/1920 based on an actuarial valuation carried out in accordance with ASC 715-30. Following the above, the Group recognized in the income statement as at December 31, 2011, an amount of EUR 170 million which is included under “Other non-interest expense”. See also Note 26.

On November 12, 2012, the new Greek Law 4093/2012 (GG A' 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24.

The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic pension costs for these defined benefit plans and termination indemnities includes the following components which are recognized in the income statement for the periods ended:

	2011	2012	2013
	(EUR in millions)
Service cost	14	14	13
Interest cost	19	20	15
Expected return on plan assets	(5)	(3)	(2)
Amortization of actuarial losses	14	11	13
Losses / (income) on curtailments / settlements and other expense / (income)	7	(3)	181
Net periodic pension cost	49	39	220

In 2013, losses / (income) on curtailments / settlements and other expense / (income) mainly include the cost of the voluntary retirement scheme for the Bank's employees. More specifically, on December 19, 2013, the Bank announced to its employees terms of the voluntary retirement scheme (“VRS”). The deadline for employee applications to participate in the VRS was December 30, 2013. Approximately 2,500 employees participated in the VRS and the total expense amounted to EUR 178 million. By taking into account the unpaid leave for these employees, the total voluntary retirement expense amounted to approximately EUR 183 million. Additionally, losses / (income) on curtailments / settlements and other expense / (income) includes the additional cost of extra benefits in excess of the benefits provided for Finansbank amounting to EUR 2 million.

In 2012, losses / (income) on curtailments / settlements and other expense / (income) mainly relates to the change in the provision for retirement indemnities in accordance with Greek Law 4093/2012 as described above, which eliminates the retirement indemnity benefit accruals for employees with more than 17 years of service. Additionally, all employees with less than 17 completed years of service as at November 2012 will cease to accrue future benefits upon the completion of 17 years, instead of 28 years as was the case before the enactment of Greek Law 4903/2012.

Also, losses / (income) on curtailments / settlements and other expense / (income) includes the cost of additional benefits in excess of the benefits provided for Finansbank amounting to EUR 4 million and the amount of EUR 5 million for NBG Cyprus, as in 2012 the plan changed from defined benefit plan to defined contribution plan. The amount in 2011 mainly relates to the cost of additional benefits in excess of the benefits provided for Finansbank and Vojvodjanska, amounting to EUR 3 million and EUR 3 million, respectively.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2011	2012	2013
Discount rate	5.3%	5.1%	3.6%
Expected return on plan assets	5.5%	4.9%	3.2%
Rate of compensation increase	3.5%	2.7%	2.4%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2011	2012	2013
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	402	301	457
Service cost	14	14	13
Interest cost	19	20	15
Employee contributions	5	5	4
Actuarial loss/(gain)	(38)	54	(40)
Adjustment for disposal and other	(3)	170	(7)
Benefits paid from the Fund	(86)	(37)	(21)
Benefits paid directly by the Group	(19)	(55)	(14)
Settlements/Terminations/Curtailments	7	(12)	190
Prior service cost arising over last period	-	(3)	-
PBO, end of year	301	457	597

In 2013, Settlements/Terminations/Curtailments mainly include the additional cost of the voluntary retirement scheme for the Bank's employees. In 2012, the adjustment for disposal and other mainly relates to the implementation by the Bank of Greek Law 4046/2012 of amount EUR 170 million. As at December 31, 2011, this amount was recognized as staff leaving indemnity contingency (see Note 26).

	2011	2012	2013
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	102	76	69
Actual return on plan assets	(18)	1	-
Employer contributions	73	24	15
Employee contributions	5	5	4
Benefits paid	(86)	(37)	(21)
Fair value of plan assets, end of year	76	69	67

Employer contributions paid by the Group, are in excess of the EUR 7 million total expected contributions for funded plans for 2013.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2011	2012	2013
	(EUR in millions)
Funded status, end of year	(225)	(388)	(530)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2011	2012	2013
Discount rate	5.1%	3.6%	3.9%
Rate of compensation increase	2.7%	2.4%	2.1%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2011	2012	2013
	(EUR in millions)
Projected benefit obligation	301	457	597
Accumulated benefit obligation	260	396	553
Fair value of plan assets	76	69	67

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2011	2012	2013
	(EUR in millions)
Net actuarial losses	139	175	132
Prior service cost	1	(2)	(2)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2011	2012	2013
	(EUR in millions)
Net Loss / (Gain)	(15)	56	(37)
Prior Service Cost / (Credit)	-	(3)	-
(Gain)/Loss due to Curtailment/Settlement	-	-	2
Amortization of Losses / (Gains)	(16)	(20)	(5)
Total recognized on Other comprehensive (income) / loss	(31)	33	(40)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2014 are nil of prior service cost and EUR 11 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2012		2013		2014
	Amount	Proportion	Amount	Proportion
	(EUR in millions)		(EUR in millions)
Equity securities	6	9%	-	-	0%-10%
Cash and due from banks	-	-	2	3%	0%-3%
Other	63	91%	65	97%	90%-97%
Total	69	100%	67	100%

Other relates mainly to assets of Deposit administration fund (“DAF”) policies issued by the Group's main insurance company EH, while in 2012 equity shares were the Bank's own equity securities. DAF assets and deposits are measured at the fund balance plus any accrued return to policyholders, while equity securities were measured based on closing prices in an active market as at the measurement date (Level 1).

Benefit payments projected to be made from the defined benefit plans are as follows:

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	290
Expected Benefits in 2 Yrs	11
Expected Benefits in 3 Yrs	14
Expected Benefits in 4 Yrs	18
Expected Benefits in 5 Yrs	19
Expected Benefits in 6th to 10th Yr	123
In 2014, the Group is expected to make EUR 6 million in contributions to funded plans and pay EUR 290 million in retirement indemnities, of which the amount of EUR 262 million concerns the indemnities as part of the voluntary retirement scheme for the Bank’s employees.